BRADFORD RODGERS

Senior Vice President and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

September 22, 2022

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

Re:	Post-Effective Amendment No. 34 to Registration Statement on Form N-6
For Equitable Financial Life Insurance Company of America
Equitable America Variable Account L
MONY Equity Master Variable Universal Life Insurance Policy
File Nos. 033-82570; 811-04234

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America and Equitable America Variable Account L (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 34 to the Account’s Registration Statement on Form N-6 for MONY Equity Master Variable Life Insurance Policies issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act primarily for the purpose of transitioning the Registration Statement from Form S-6 to Form N-6.  The revisions reflected in the prospectus from the prior post-effective amendment to the Registration Statement on Form S-6 have been made to ensure compliance with the requirements of Form N-6. The statement of additional information and Part C included in this Post-Effective Amendment are new and were not included in prior post-effective amendments to the Registration Statement on Form S-6.

If you have any questions, or require any additional information, please contact me at (205) 268-1113. You may also contact Thomas Bisset with Eversheds Sutherland (US) LLP at (202) 383-0118. We thank you for your assistance with this filing.

Very truly yours,

/s/ Bradford Rodgers. Esq.

Bradford Rodgers, Esq.

cc: Thomas Bisset, Esq.